Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Significant Accounting Policies Details Narrative
Cash and cash equivalents		$ 80	$ 840
Share-based expense	$ 10,000	$ 0